FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460

Signature, Place, and Date of Signing:

/s/ Ronald Sadoff      Milwaukee, Wisconsin     4/30/09
-------------------    --------------------     --------
    (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            26

Form 13F Information Table Value Total:   $    22,174
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        SADOFF INVESTMENT MANAGEMENT LLC
                                    FORM 13F
                                    31-Mar-09

             COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE   SHRS OR  SH/   PUT/  INVESTMENT  OTHER   ----------------------
          NAME OF ISSUER             CLASS        CUSIP     (x$1000) PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED OTHER
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
CHINA WIRELESS COMMUNICATIONS       COM         16945X101         2  2,901,737 SH          Sole               2,901,737
EXXON MOBIL CORP                    COM         30231G102       430      6,317 SH          Sole                   6,317
JOHNSON & JOHNSON                   COM         478160104       276      5,243 SH          Sole                   5,243
MCCORMICK & CO                      COM         579780206     8,042    271,962 SH          Sole                 271,962
MS INSURED MUNI INCOME              COM         61745P791       234     19,750 SH          Sole                  19,750
NUVEEN INSD DIVID ADVANTAGE MU      COM         67071L106       582     47,450 SH          Sole                  47,450
NUVEEN INSURED MUNI OPPORTUNIT      COM         670984103       230     19,746 SH          Sole                  19,746
NUVEEN INSURED PREMIUM MUNI         COM         6706D8104       557     53,259 SH          Sole                  53,259
PROGRESS ENERGY                     COM         743263105       606     16,712 SH          Sole                  16,712
SOUTHERN CO COM                     COM         842587107       454     14,820 SH          Sole                  14,820
DODGE & COX BALANCED FD             COM         256201104       782     17,168 SH          Sole                  17,168
FIDELITY ADVISOR TOTAL BOND CL      COM         31617K832       107     11,564 SH          Sole                  11,564
FIDELITY INTER MUNI INC FD          COM         31638R204       137     13,932 SH          Sole                  13,932
MORGAN STANLEY DEAN WITTER US       COM         616969200        85     10,000 SH          Sole                  10,000
OPPENHEIMER INTL BOND CL A          COM         68380T103       133     23,751 SH          Sole                  23,751
PIMCO REAL RETURN INSTL             COM         693391104       130     13,000 SH          Sole                  13,000
PIMCO TOTAL RETURN D                COM         693391674       103     10,208 SH          Sole                  10,208
PIMCO TOTAL RETURN INSTL            COM         693390700       825     81,400 SH          Sole                  81,400
PRUDENT BEAR FUND                   COM         314172354       157     22,226 SH          Sole                  22,226
SCHWAB MARKET TRACK ALL EQUITY      COM         808509814       244     34,337 SH          Sole                  34,337
VANGUARD FLORIDA L/T T/E ADMIR      COM         922033204       253     23,600 SH          Sole                  23,600
VANGUARD INTER TERM BD INDEX        COM         921937306       196     18,981 SH          Sole                  18,981
VANGUARD INTER TERM T/E FUND        COM         922907209       166     12,801 SH          Sole                  12,801
VANGUARD LONG TERM TREASURY FD      COM         922031505       767     62,644 SH          Sole                  62,644
ISHARES ETF 20+ YR TREASURY BO      COM         464287432     2,735     25,876 SH          Sole                  25,876
ISHARES ETF 7-10 YR TREASURY B      COM         464287440     3,941     40,805 SH          Sole                  40,805